BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2015
BALANCE SHEET COMPONENTS
Schedule of inventories, net	Inventories, net, consisted of the following (in thousands):
	December 31,
	2015	2014
Work-in-process	$—	$ 411
Finished goods	1,632	2,071

Total	$ 1,632	$ 2,482

Schedule of other current assets

Other current assets consisted of the following (in thousands):

	December 31,
	2015	2014
Income taxes receivable	$ 1,651	$ 220
Prepaid expenses	1,393	1,805
Prepaid insurance	1,287	1,319
Other	2,762	877

Total	$ 7,093	$ 4,221

Schedule of property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2015	2014
Computer software and equipment	$ 55,321	$ 62,176
Furniture and fixtures	5,042	5,367

	60,363	67,543

Less: accumulated depreciation and leasehold improvements amortization	(53,945)	(58,725)

Total	$ 6,418	$ 8,818

Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2015	2014
Employee compensation and related liabilities	$ 5,270	$ 8,591
Income taxes payable	710	—
Non-income taxes payable	200	238
Accrued restructuring and other exit costs	121	195
Reserves for legal settlements	100	30
Separation payments for an executive officer	—	859
Other	849	573

Total	$ 7,250	$ 10,486

Schedule of other liabilities	Other liabilities consisted of the following (in thousands):
	December 31,
	2015	2014
Income taxes payable	$ 3,528	$ 3,571
Other	1,785	1,896

Total	$ 5,313	$ 5,467